Supplementary Oil And Gas Information (Costs Incurred) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Costs Incurred (Line Items)
Unproved oil and gas properties	$ 5,467	[1],[2]	$ 137	[1],[2]	$ 356	[1],[2]
Proved	5,014	[1],[2]	47	[1],[2]	23	[1],[2]
Total acquisitions	10,481	[1],[2]	184	[1],[2]	379	[1],[2]
Exploration costs	48	[1],[2]	434	[1],[2]	834	[1],[2]
Development costs	2,463	[1],[2]	2,214	[1],[2]	2,460	[1],[2]
Total costs incurred	12,992	[1],[2]	2,832	[1],[2]	3,673	[1],[2]
Canada [Member]
Costs Incurred (Line Items)
Unproved oil and gas properties	15		26		121
Proved	6		2		18
Total acquisitions	21		28		139
Exploration costs	10		22		201
Development costs	1,216		1,343		1,366
Total costs incurred	1,247		1,393		1,706
United States [Member]
Costs Incurred (Line Items)
Unproved oil and gas properties	5,452	[1],[2]	111	[1],[2]	235	[1],[2]
Proved	5,008	[1],[2]	45	[1],[2]	5	[1],[2]
Total acquisitions	10,460	[1],[2]	156	[1],[2]	240	[1],[2]
Exploration costs	38	[1],[2]	412	[1],[2]	633	[1],[2]
Development costs	1,247	[1],[2]	871	[1],[2]	1,094	[1],[2]
Total costs incurred	$ 11,745	[1],[2]	$ 1,439	[1],[2]	$ 1,967	[1],[2]

[1]	Total (1,2)201420132012AcquisitionsUnproved 5,467 137 356 Proved 5,014 4723Total acquisitions 10,481 184379Exploration costs 48 434834Development costs 2,463 2,214 2,460 Total costs incurred 12,992 2,8323,6732014 Unproved includes $5,338 million from the acquisition of Athlon.
[2]	2014 Proved includes $2,127 million from the acquisition of Athlon.